Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000134652 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000134652 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000134652 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000134652 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000134652 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000134652 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000134652 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000134652 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000134652 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134653 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000134653 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000134653 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000134653 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000134653 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000134653 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000134653 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000134653 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000134653 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134660 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000134660 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000134660 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C000134660 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000134660 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000134660 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000134660 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.30%
C000134660 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000134660 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134634 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134634 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134634 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000134634 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000134634 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000134634 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000134634 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000134634 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134635 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134635 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134635 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000134635 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000134635 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000134635 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000134635 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000134635 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134642 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134642 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000134642 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.30%
C000134642 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000134642 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000134642 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000134642 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000134642 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134661 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134661 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134661 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000134661 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000134661 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000134661 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000134661 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000134661 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000134662 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134662 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134662 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000134662 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000134662 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000134662 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000134662 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000134662 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000134669 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134669 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000134669 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000134669 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000134669 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000134669 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000134669 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000134669 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.90%
C000134643 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134643 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134643 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000134643 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000134643 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000134643 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000134643 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000134643 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000134644 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134644 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134644 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000134644 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000134644 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000134644 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000134644 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000134644 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000134651 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134651 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000134651 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C000134651 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000134651 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.40%
C000134651 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000134651 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000134651 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000134670 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000134670 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000134670 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000134670 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000134670 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000134670 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000134670 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000134670 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000134670 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134671 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000134671 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000134671 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000134671 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000134671 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000134671 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000134671 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000134671 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000134671 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000134678 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000134678 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000134678 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000134678 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000134678 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000134678 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000134678 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000134678 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000134678 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%